Loans, Borrowing and Other Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Loans, Borrowing and Other Financial Liabilities [Abstract]
Schedule of Balance Loans Borrowing and Other Financial Liability	The balance of loans, borrowing and other financial liability is shown below:
	As at December 31,
	2023	2022
Bank loans	815,674	791,098
Put option on non-controlling interests (1)	442,342	651,899
Letters of credit	8,189	12,587
Total loans, borrowing and other financial liabilities	1,266,205	1,455,584
Current	1,029,394	915,604
Non-current	236,811	539,980
(1)	Represents the put option liability on part of the non-controlling interest in Grupo Disco Uruguay S.A. Exito Group has a non-controlling interest in Grupo Disco Uruguay S.A. of 30.85%, (December 31, 2022 - 37.51%) of which 23.16% (December 31, 2022 - 29.82%) is subject to a put option held by non-controlling shareholders. Such put option is exercisable by the holders at any time until expiry on June 30, 2025. The put option exercise price is the greater of following three measures: (i) a fixed price per share of $0.30 in US dollars as stated in the put option contract adjusted at a rate of 5% per year, (ii) a multiple of 6 times the average EBITDA of the last two years minus the net debt of Grupo Disco Uruguay S.A. as of the exercise date, or (iii) a multiple of 12 times the average net income of the past two years of the Grupo Disco Uruguay S.A. On December 31, 2023, the greater of these three measures was the updated fixed price in US dollars.

Schedule of Movement in Loans and Borrowing During the Reporting Periods	The movement in loans and borrowing during the reporting periods is shown below:
Balance at December 31, 2020	1,455,662
Proceeds from loans and borrowings	370,620
Changes in the fair value of the put option recognized in equity	92,485
Interest accrued	52,593
Exchange difference	725
Translation difference	(62)
Repayments of loans and borrowings	(500,834)
Repayments of interest on loans and borrowings	(54,178)
Balance at December 31, 2021	1,417,011
Proceeds from loans and borrowings	876,798
Changes in the fair value of the put option recognized in equity	142,028
Interest accrued	111,234
Translation difference	3,250
Repayments of loans and borrowings	(995,865)
Payments of interest on loans and borrowings	(98,872)
Balance at December 31, 2022	1,455,584
Proceeds from loans and borrowings	1,241,024
Changes in the fair value of the put option recognized in equity	(209,557)
Interest accrued	227,525
Increases from business combinations (Nota 17.1)	235
Translation difference	(2,146)
Repayments of loans and borrowings	(1,217,881)
Payments of interest on loans and borrowings	(228,579)
Balance at December 31, 2023	1,266,205

Schedule of Maturities for Non-Current Loans and Borrowings Outstanding	Below is a detail of maturities for non-current loans and borrowings outstanding at December 31, 2023, discounted at present value (amortized cost):
Year	Total
2025	118,110
2026	67,660
2027	27,118
>2028	23,923
236,811

Schedule of Unused Credit Lines to Minimize Liquidity Risks	As of December 31, 2023, Exito Group has available unused credit lines to minimize liquidity risks, as follows:
Banco Davivienda S.A.	400,000
Bancolombia S.A.	500,000
Total	900,000